Average Annual Total Returns		12 Months Ended	42 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator Growth-100 Power Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.89%	10.14%
Performance Inception Date	Jun. 30, 2020
Innovator Growth-100 Power Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.89%	10.14%
Innovator Growth-100 Power Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.22%	8.02%
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.88%	18.46%
NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.88%	17.52%